Investment Objectives and Goals - Kirr, Marbach Partners Value Fund	Jan. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund's investment objective is long-term capital growth.